Basis of preparation and significant changes in the current reporting period - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basis of Preparation and Accounting Policies [Abstract]
Reconciliation net result effect of adjustment after tax EU IAS 39 carve-out	€ (319)	€ 786